Selected Quarterly Financial Data (Unaudited) - Schedule of Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 191,602	$ 185,574	$ 198,938	$ 194,255	$ 176,110	$ 178,946	$ 161,578	$ 149,739	$ 95,589	$ 754,877	$ 585,852	$ 320,747
Income (loss) from operations	9,714	9,309	8,137	17,478	8,189	16,613	4,412	9,251	(2,657)	43,113	27,619	5,477
Net income (loss)	3,545	(2,256)	2,797	11,555	1,746	11,476	(2,147)	4,090	(5,737)	13,842	7,682	(6,648)
Net income (loss) attributable to common shareholders	$ 3,545	$ (2,256)	$ 2,201	$ 9,117	$ (691)	$ 9,120	$ (4,502)	$ 1,734	$ (8,093)	$ 8,371	$ (1,741)	$ (20,578)
Net income (loss) per common share:
Basic		$ (0.07)	$ 0.08	$ 2.15	$ (0.16)	$ 2.15	$ (1.06)	$ 0.41	$ (1.91)
Diluted		$ (0.07)	$ 0.08	$ 2.15	$ (0.16)	$ 2.15	$ (1.06)	$ 0.41	$ (1.91)